Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net [Abstract]
Amortization expense	¥ 1,437	¥ 3,946	¥ 10,154
Impairment loss		¥ 8,808	¥ 13,526